BORROWINGS - Schedule of Supplemental Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Credit facilities [Line Items]
Net cash flows from financing activities	$ (107)	$ 2,558	$ 663	$ 4,748
Corporate borrowings
Credit facilities [Line Items]
Beginning balance			3,686
Net cash flows from financing activities			1,319
Transfer to liabilities, directly associated with assets held for sale			0
Foreign exchange			(123)
Other			0
Ending balance	4,882		4,882		$ 3,686
Non-recourse borrowing
Credit facilities [Line Items]
Beginning balance			31,206
Net cash flows from financing activities			1,075
Transfer to liabilities, directly associated with assets held for sale			(1,017)
Foreign exchange			315
Other			471
Ending balance	$ 32,050		32,050		31,206
Net cash flow from financing activities related to tax equity			361
Non recourse borrowings acquired in asset acquisitions			30		$ 545
Non-recourse borrowing | Non-current assets held for sale
Credit facilities [Line Items]
Net cash flows from financing activities			$ 165